CONDENSED BALANCE SHEETS - USD ($)	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Jun. 23, 2020
Current assets:
Cash	$ 316,023			$ 799,808				$ 25,000
Prepaid expenses	171,026			302,590
Total Current Assets	487,049			1,102,398				25,000
Assets held in Trust Account	31,995,703			128,421,215
Total Assets	32,482,752			129,523,613				25,000
Current liabilities:
Accounts payable	990,587			16,862
Accrued expenses	32,759			31,749				1,000
Franchise tax payable	150,000			65,600
Promissory note - related party	400,000			0
Income tax payable	39,340			0
Total Current Liabilities	1,612,686			114,211				1,000
Warrant liabilities	1,989,979			2,036,258
Total Liabilities	3,602,665			2,150,469				1,000
Commitments and Contingencies
Common stock subject to possible redemption, $0.0001 par value; 3,093,348 and 12,650,000 shares at approximately $10.25 and $10.15 per share at September 30, 2022 and December 31, 2021, respectively				128,397,500
Stockholders' Deficit
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued or outstanding at September 30, 2022 and December 31, 2021	0			0				0
Common stock, $0.0001 par value; 50,000,000 shares authorized; 3,162,500 shares issued and outstanding (excluding 3,093,348 and 12,650,000 shares subject to possible redemption) at September 30, 2022 and December 31, 2021, respectively	317			317				317
Additional Paid in Capital	0			0				24,683
Accumulated deficit	(2,826,593)			(1,024,673)				(1,000)
Total Stockholders' Deficit	(2,826,276)	$ (402,849)	$ 167,484	(1,024,356)	$ (245,134)	$ 23,166	$ 24,000	24,000	$ 0
Total Liabilities, Common Stock Subject to Possible Redemption and Stockholders' Deficit	32,482,752			129,523,613				$ 25,000
Common stock subject to possible redemption
Current liabilities:
Common stock subject to possible redemption, $0.0001 par value; 3,093,348 and 12,650,000 shares at approximately $10.25 and $10.15 per share at September 30, 2022 and December 31, 2021, respectively	$ 31,706,363			$ 128,397,500